Company Information	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Company Information
1.	Company Information

Nam Tai Electronics, Inc. and subsidiaries (the “Company” or “Nam Tai”) is an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactures electronic components and sub-assemblies, including flexible printed circuit board (“FPCB”), FPCB subassemblies, Thin Film Transistor display (TFT-LCD) modules, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies are used in numerous electronic products including mobile phones, digital cameras, electronic toys, and automobile. The Company also manufactures finished products, including mobile phone accessories and home entertainment products.

The Company was founded in 1975 and moved its manufacturing facilities to the People’s Republic of China (“PRC”) in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations are based in Shenzhen, approximately 30 miles from Hong Kong. Its PRC headquarters are located in Shenzhen. Some of the subsidiaries’ offices are located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations are conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong is an integral part of the PRC. However, for simplicity and as a matter of definition only, our references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

In 2011, the Company operated in two reportable segments –Telecommunication Components Assembly (“TCA”) and Consumer Electronics and Communication Products (“CECP”).

In 2012, the CECP segment fell below the threshold and it was combined with the TCA segment. The Company’s business was then separated into TCA and Flexible Printed Circuit (“FPC”) segments. Since the first quarter of 2013, the FPC segment has been discontinued and only one TCA segment still existed.